Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 90,632,514	¥ 87,677,169
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	59,594,397	56,030,511
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	31,038,117	31,646,658
Normal obligors | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	437,780
2019	668,358
2018	627,669
2017	634,528
2016	783,929
Prior to 2016	4,879,204
Revolving loan	0
Total	8,031,468
Total		8,215,781
Normal obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	327,506
2019	209,899
2018	152,679
2017	106,359
2016	102,735
Prior to 2016	361,209
Revolving loan	523,640
Total	1,784,027
Total		1,783,779
Watch obligors | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	560
2019	1,178
2018	1,827
2017	1,579
2016	2,217
Prior to 2016	43,397
Revolving loan	0
Total	50,758
Total		57,478
Watch obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	36,270
2019	17,587
2018	11,754
2017	6,911
2016	4,534
Prior to 2016	6,846
Revolving loan	12,185
Total	96,087
Total		81,463
Nonaccrual loans | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	18,941
2019	6,528
2018	1,525
2017	1,432
2016	1,778
Prior to 2016	38,456
Revolving loan	0
Total	68,660
Total		57,696
Nonaccrual loans | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	26,633
2019	6,905
2018	1,945
2017	1,000
2016	965
Prior to 2016	9,532
Revolving loan	11,567
Total	58,547
Total		59,782
Financing Receivables Not Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	24,824,517
2019	16,069,963
2018	13,270,550
2017	5,523,602
2016	4,710,392
Prior to 2016	11,263,389
Revolving loan	14,813,334
Total	90,475,747
Total		87,677,169
Financing Receivables Not Impaired | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	13,582,965
2019	9,421,113
2018	9,327,773
2017	3,932,938
2016	3,869,379
Prior to 2016	9,465,007
Revolving loan	9,923,183
Total	59,522,358
Total		56,030,511
Financing Receivables Not Impaired | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	11,241,552
2019	6,648,850
2018	3,942,777
2017	1,590,664
2016	841,013
Prior to 2016	1,798,382
Revolving loan	4,890,151
Total	30,953,389
Total		31,646,658
Financing Receivables Not Impaired | Normal obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	1,907,424
2019	264,528
2018	126,868
2017	87,021
2016	92,664
Prior to 2016	485,721
Revolving loan	13,700
Total	2,977,926
Total		2,559,420
Financing Receivables Not Impaired | Normal obligors | Domestic | Financial institutions borrower
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	15,637
2019	155,415
2018	261,601
2017	26,841
2016	85,303
Prior to 2016	74,009
Revolving loan	187,102
Total	805,908
Total		790,659
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	9,754,935
2019	7,343,964
2018	7,517,546
2017	2,710,108
2016	2,498,507
Prior to 2016	2,978,989
Revolving loan	8,279,869
Total	41,083,918
Total		37,979,353
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	381,487
2019	543,822
2018	456,363
2017	260,146
2016	232,638
Prior to 2016	485,430
Revolving loan	502,124
Total	2,862,010
Total		2,941,599
Financing Receivables Not Impaired | Normal obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	91,542
2019	99,248
2018	32,403
2017	149,794
2016	5,907
Prior to 2016	90,988
Revolving loan	81,008
Total	550,890
Total		558,384
Financing Receivables Not Impaired | Normal obligors | Foreign | Financial institutions borrower
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	750,039
2019	654,755
2018	421,876
2017	95,375
2016	4,509
Prior to 2016	3,536
Revolving loan	49,997
Total	1,980,087
Total		2,008,516
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	10,181,936
2019	5,813,342
2018	3,419,918
2017	1,298,791
2016	804,580
Prior to 2016	1,624,422
Revolving loan	4,630,806
Total	27,773,795
Total		28,555,991
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	3,613
2019	9,806
2018	6,008
2017	2,956
2016	1,517
Prior to 2016	2,527
Revolving loan	102
Total	26,529
Total		30,862
Financing Receivables Not Impaired | Watch obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	2,859
2019	6,914
2018	2,951
2017	1,134
2016	257
Prior to 2016	34
Revolving loan	0
Total	14,149
Total		10,939
Financing Receivables Not Impaired | Watch obligors | Domestic | Financial institutions borrower
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior to 2016	0
Revolving loan	0
Total	0
Total		0
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	424,745
2019	92,446
2018	82,206
2017	56,363
2016	33,737
Prior to 2016	33,847
Revolving loan	196,544
Total	919,888
Total		840,289
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	46,537
2019	32,174
2018	37,116
2017	13,321
2016	15,523
Prior to 2016	28,933
Revolving loan	30,521
Total	204,125
Total		189,075
Financing Receivables Not Impaired | Watch obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior to 2016	20,124
Revolving loan	0
Total	20,124
Total		19,971
Financing Receivables Not Impaired | Watch obligors | Foreign | Financial institutions borrower
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	912
2019	152
2018	686
2017	0
2016	0
Prior to 2016	0
Revolving loan	0
Total	1,750
Total		78
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	172,225
2019	43,785
2018	47,998
2017	37,862
2016	15,899
Prior to 2016	35,532
Revolving loan	84,646
Total	437,947
Total		336,470
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	174
2019	1,110
2018	647
2017	361
2016	109
Prior to 2016	11
Revolving loan	0
Total	2,412
Total		858
Financing Receivables Not Impaired | Nonaccrual loans | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior to 2016	0
Revolving loan	0
Total	0
Total		0
Financing Receivables Not Impaired | Nonaccrual loans | Domestic | Financial institutions borrower
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	167
2019	0
2018	180
2017	0
2016	0
Prior to 2016	0
Revolving loan	1,600
Total	1,947
Total		0
Financing Receivables Not Impaired | Nonaccrual loans | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	142,730
2019	55,771
2018	41,249
2017	20,295
2016	11,956
Prior to 2016	29,551
Revolving loan	136,213
Total	437,765
Total		343,439
Financing Receivables Not Impaired | Nonaccrual loans | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	58,754
2019	15,624
2018	4,294
2017	5,900
2016	2,636
Prior to 2016	9,849
Revolving loan	28,118
Total	125,175
Total		119,759
Financing Receivables Not Impaired | Nonaccrual loans | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	0
2019	741
2018	0
2017	0
2016	0
Prior to 2016	0
Revolving loan	0
Total	741
Total		0
Financing Receivables Not Impaired | Nonaccrual loans | Foreign | Financial institutions borrower
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior to 2016	0
Revolving loan	0
Total	0
Total		0
Financing Receivables Not Impaired | Nonaccrual loans | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	41,085
2019	25,405
2018	12,954
2017	5,422
2016	8,448
Prior to 2016	21,241
Revolving loan	43,592
Total	158,147
Total		135,522
Financing Receivables Not Impaired | Nonaccrual loans | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	26
2019	506
2018	287
2017	103
2016	44
Prior to 2016	1
Revolving loan	0
Total	¥ 967
Total		¥ 6